PROSPECTUS FEBRUARY 28, 2003
AS REVISED OCTOBER 1, 2003


JPMORGAN U.S. EQUITY FUNDS
SELECT CLASS SHARES


INTREPID GROWTH FUND

INTREPID VALUE FUND

INTREPID ALL CAP FUND

INTREPID INVESTOR FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

Intrepid Growth Fund                                 1

Intrepid Value Fund                                  6

Intrepid All Cap Fund                               11

Intrepid Investor Fund                              16

The Funds' Management and Administration            21

How Your Account Works                              22

  Buying Fund Shares                                22

  Selling Fund Shares                               23

  Exchanging Fund Shares                            24

  Other Information Concerning the Funds            24

  Distributions and Taxes                           24

Risk and Reward Elements                            26

How To Reach Us                             Back cover

JPMorgan INTREPID GROWTH FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's main risks, please see pages 26-27.

THE FUND'S OBJECTIVE
The Fund seeks to provide long-term capital growth.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund will invest at least 80% of its Assets in equity investments of large and mid-capitalization companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large- capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid-capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund invests in a broad portfolio of common stocks that J.P. Morgan Investment Management Inc. ("JPMIM") believes have strong earnings growth potential. A "growth" style strategy focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term time horizon.

JPMIM, the Fund's adviser, will apply an active equity management style to identify growth-oriented companies with earnings momentum, earnings growth potential, price momentum and other characteristics consistent with growth investing. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000(R) Growth Index. The Fund will sell a stock if the adviser determines that the issuer no longer meets the growth criteria listed above or if it believes that more attractive opportunities are available.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, real estate investment trusts (REITs) (pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate), convertible securities, depositary receipts and warrants to purchase common stocks.

The Fund may also invest in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity investments, under normal market conditions, it may also invest up to 20% of its Assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic or political conditions or during periods of unusual circumstances, the Fund may invest any amount of its Assets in U.S. government securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on one or more securities or indexes. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, the adviser will apply an active equity management style that combines screening with a disciplined stock selection process which focuses on identifying companies with strong earnings growth. The advisor will sell a stock when it has met its growth indicator.

The adviser employs a three-step process that combines screening, fundamental business, management and valuation analysis and a subjective market inefficiency and investor behavior analysis to form a view on future stock potential.

- First, the adviser builds a potential investment universe by using screening methods to determine the most attractive companies found in the Russell 1000(R) Growth Index.

- Then, the adviser uses fundamental business, management and valuation analysis to identify companies with earnings growth potential, earnings momentum, price momentum and other characteristics consistent with growth investing.

- Finally, the adviser uses an overlay of market inefficiency and investor behavior analysis to provide further insight in selecting securities.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Although the Fund may invest in large- and mid- capitalization companies, the Fund's risks increase as it invests more heavily in mid-capitalization companies and share price changes may become more sudden or more erratic. This risk occurs because securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The value of the Fund's convertible securities tends to fall when prevailing interest rates rise. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including if the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT IN LARGE- AND MID-CAPITALIZATION COMPANIES THAT SEEK CAPITAL GROWTH
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE(1)
The Fund commenced operations on 02/28/03, and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Select Class Shares, and for comparison purposes, the performance of an appropriate broad-based market index will also be included in the prospectus. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

(1) THE FUND'S FISCAL YEAR END IS 12/31.

ESTIMATED INVESTOR EXPENSES
The estimated expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                         0.65
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.55
-----------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                                1.45
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.45)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         1.00
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS THROUGH 04/30/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment as of 09/30/03,

- 5% return each year, and

- net expenses through 04/30/04, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                                       1 YR.       3 YRS.
-------------------------------------------------------------------------
 YOUR COST ($)
   (WITH OR WITHOUT REDEMPTION)                         121         433
-------------------------------------------------------------------------

JPMorgan INTREPID VALUE FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's main risks, please see pages 26-27.

THE FUND'S OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund will invest at least 80% of its Assets in equity investments of large and mid-capitalization companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large-capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid-capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund will invest in a broad portfolio of common stocks that JPMIM believes are undervalued. A "value" style strategy focuses on identifying securities that have a market price below what JPMIM believes they are worth, taking into consideration, but not limited to, such items as price-to-earnings ratios, the long-term potential to increase in value and other characteristics consistent with value investing.

JPMIM, the Fund's adviser, applies an active equity management style to identify value-oriented companies with relatively low price-to-earnings ratios and other characteristics consistent with value investing. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000(R) Value Index. The adviser will try to identify companies which are determined to be undervalued according to the adviser's proprietary research, while underweighting or avoiding those that appear overvalued.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, REITs (pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate), convertible securities, depositary receipts and warrants to purchase common stocks.

The Fund may also invest in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity investments, under normal market conditions, it may also invest up to 20% of its Assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic or political conditions, the Fund may invest any amount of its Assets in U.S. government securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on one or more securities or indexes. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, the adviser will apply an active equity management style that combines screening with a disciplined stock selection process which focuses on identifying companies that are undervalued. The adviser will sell a security once it becomes overvalued or when other valuation triggers are met.

The adviser employs a three-step process that combines screening, fundamental business, management and valuation analysis and a subjective market inefficiency and investor behavior analysis to form a view on future stock potential.

- First, the adviser builds a potential investment universe by using screening methods to determine the most attractive companies found in the Russell 1000(R) Value Index.

- Then, the adviser uses fundamental business, management and valuation analysis to identify companies that have relatively low price-to-earnings ratios, the long-term potential to increase in value, a price below what JPMIM believes they are worth and other characteristics consistent with value investing.

- Finally, the adviser uses an overlay of market inefficiency and investor behavior analysis to provide further insight in selecting securities.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Although, the Fund may invest in large- and mid- capitalization companies, the Fund's risks increase as it invests more heavily in mid-capitalization companies and share price changes may become more sudden or more erratic. This risk occurs because securities of mid- capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The value of the Fund's convertible securities tends to fall when prevailing interest rates rise. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including if the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT IN LARGE- AND MID-CAPITALIZATION COMPANIES THAT SEEK CAPITAL APPRECIATION
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE(1)
The Fund commenced operations on 02/28/03, and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Select Class Shares, and for comparison purposes, the performance of an appropriate broad-based market index will also be included in the prospectus. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

(1) THE FUND'S FISCAL YEAR END IS 12/31.

ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES
The estimated expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                         0.65
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.55
-----------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                                1.45
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.45)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         1.00
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, AND EXTRAORDINARY EXPENSES) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS THROUGH 04/30/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment as of 09/30/03,

- 5% return each year, and

- net expenses through 04/30/04, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                                       1 YR.       3 YRS.
-------------------------------------------------------------------------
 YOUR COST ($)
   (WITH OR WITHOUT REDEMPTION)                         121         433
-------------------------------------------------------------------------

JPMorgan INTREPID ALL CAP FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's main risks, please see pages 26-27.

THE FUND'S OBJECTIVE
The Fund seeks to provide long-term capital growth.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund will invest primarily in equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. Market capitalization is the total market value of a company's shares. Although the Fund may invest in securities of companies across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies, when the adviser believes such companies offer attractive opportunities.

The Fund invests in a broad portfolio of common stocks that JPMIM believes have strong earnings growth potential and/or are undervalued. The Fund combines a "growth" style strategy, which focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term time horizon with a "value" style strategy, which focuses on identifying securities that have a market price below what JPMIM believes they are worth, taking into consideration, but not limited to, such items as price-to-earnings ratios, the long-term potential to increase in value and other characteristics consistent with value investing.

JPMIM applies an active equity management style to identify growth-oriented companies with earnings momentum, earnings growth potential, price momentum and other characteristics consistent with growth investing and value-oriented companies with low price-to-earnings and other characteristics consistent with value investing. The Fund will sell a stock if the adviser feels that the issuer no longer meets the criteria listed above or if it believes that more attractive opportunities are available.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, REITs (pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate), convertible securities, depositary receipts and warrants to purchase common stocks.

The Fund may also invest in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity investments, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic or political conditions or during periods of unusual circumstances, the Fund may invest all of its assets in U.S. government securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on one or more securities or indexes. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, the adviser will apply an active equity management style that combines screening with a disciplined stock selection process which focuses on identifying companies with the best growth characteristics and the best value characteristics. The adviser will sell a stock when it has met its growth indicator or when it becomes overvalued or when other valuation triggers are met.

The adviser employs a three-step process that combines screening, fundamental business, management and valuation analysis and a subjective market inefficiency and investor behavior analysis to form a view on future stock potential.

- First, the adviser builds a potential investment universe by using screening methods to determine the most attractive companies found in the Russell 3000(R) Index.

- Then, the adviser uses fundamental business, management and valuation analysis to identify companies with earnings growth potential, earnings momentum, price momentum and other characteristics consistent with growth investing and relatively low price-to-earnings ratios and other characteristics consistent with value investing.

- Finally, the adviser uses an overlay of market inefficiency and investor behavior analysis to provide further insight in selecting securities.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund's risks increase as it invests more heavily in smaller companies and its share price changes may become more sudden or more erratic. This risk occurs because the securities of smaller companies are likely to fluctuate more dramatically than an investment in larger companies, and the securities of smaller companies trade less frequently and in smaller volumes than securities of larger, more established companies, which may lead to more volatility in the prices of the securities. Smaller companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The value of the Fund's convertible securities tends to fall when prevailing interest rates rise. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including if the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT ACROSS ALL MARKET CAPITALIZATIONS THAT SEEK CAPITAL GROWTH
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE(1)
The Fund commenced operations on 02/28/03, and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Select Class Shares, and for comparison purposes, the performance of an appropriate broad-based market index will also be included in the prospectus. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

(1) THE FUND'S FISCAL YEAR END IS 12/31.

ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES
The estimated expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                         0.65
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.55
-----------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                                1.45
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.45)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         1.00
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS THROUGH 04/30/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment as of 09/30/03,

- 5% return each year, and

- net expenses through 04/30/04, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                                       1 YR.       3 YRS.
-------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)                           121         433
-------------------------------------------------------------------------

JPMorgan INTREPID INVESTOR FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's main risks, please see pages 26-27.

THE FUND'S OBJECTIVE
The Fund seeks to provide long term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund will invest at least 80% of its Assets in equity investments across all market capitalizations. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund will invest in a broad portfolio of common stocks of companies that JPMIM believes are trading at a price significantly below what the adviser believes they are worth relative to companies in their sectors but have earnings growth potential, improving business fundamentals and other indicators which may provide the opportunity for increased value.

JPMIM applies an active equity management style to identify undervalued companies significant earnings growth potential and overall financial strength. Sector by sector, the Fund may over-weight its holdings of equity securities relative to those of the Russell 3000(R) Index. The adviser will try to identify companies which are determined to be significantly undervalued which meet these criteria according to the adviser's proprietary research, while under-weighting or avoiding those that do not.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, real estate investment trusts (REITs) (pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate), convertible securities, depositary receipts and warrants to purchase common stocks.

The Fund may also invest in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity investments, under normal market conditions, it may also invest up to 20% of its Assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic or political conditions or during periods of unusual circumstances, the Fund may invest any amount of its Assets in U.S. government securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on one or more securities or indexes. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, the adviser will apply an active equity management style that combines screening with a disciplined stock selection process which focuses on identifying companies trading at a price significantly below what the adviser believes they are worth relative to companies in their sectors but have earnings growth potential, improving business fundamentals and other indicators which may provide the opportunity for increased value. The adviser will sell a stock when it becomes overvalued or when other valuation triggers are met.

The adviser employs a three-step process that combines screening, fundamental business, management and valuation analysis and a subjective market inefficiency and investor behavior analysis to form a view on future stock potential.

- First, the adviser builds a potential investment universe by using screening methods to determine the most attractive companies found in the Russell 3000(R) Index.

- Then, the adviser uses fundamental business, management and valuation analysis to identify undervalued companies that have significant earnings growth potential and overall financial strength.

- Finally, the adviser uses an overlay of market inefficiency and investor behavior analysis to provide further insight in selecting securities.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Although the Fund may invest across all market capitalizations, the Fund's risks increase as it invests more heavily in small-capitalization companies and its share price changes may become more sudden or erratic. This risk occurs because the securities of small-capitalization companies are likely to fluctuate more dramatically than an investment in larger companies and the securities of smaller companies trade less frequently and in smaller volumes than securities of larger, more established companies, which may lead to more volatility in the prices of the securities. Smaller companies may have limited product lines, markets or financial resources, and they may depend on a smaller management group.

The value of the Fund's convertible securities tends to fall when prevailing as interest rates rise. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including if the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT ACROSS ALL MARKET CAPITALIZATIONS TO SEEK CAPITAL APPRECIATION AND TO FURTHER DIVERSIFY A PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE(1)
The Fund commenced operations on 02/28/03, and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Select Class Shares, and for comparison purposes, the performance of an appropriate broad-based market index will also be included in the prospectus. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

(1) THE FUND'S FISCAL YEAR END IS 12/31.

ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES
The estimated expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                         0.65
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.55
-----------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                                1.45
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.45)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         1.00
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, AND EXTRAORDINARY EXPENSES) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS THROUGH 04/30/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment as of 09/30/03,

- 5% return each year, and

- net expenses through 04/30/04, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                                       1 YR.       3 YRS.
-------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)                           121         433
-------------------------------------------------------------------------

THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each of the Funds is a series of J.P. Morgan Mutual Fund Series, a Massachusetts business trust (the "Trust"). The Trust is governed by Trustees who are responsible for over-seeing all business activities.

THE FUNDS' INVESTMENT ADVISER
JPMIM is the investment adviser for the Funds and makes the day-to-day investment decisions for each Fund. Pursuant to the Investment Advisory Agreement with each Fund and subject to the overall direction of the Trust's Board of Trustees, JPMIM is responsible for managing each Fund's investment program in conformity with the stated investment objective and policies of each Fund, as described in this Prospectus. JPMIM is located at 522 Fifth Avenue, New York, NY 10036. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co ("J.P. Morgan Chase").

Each Fund will pay the adviser management fees at the rate of 0.65% of its average daily net assets.

THE PORTFOLIO MANAGER
The portfolio management team for the Funds is lead by Andrew Spencer, Managing Director and Chief Investment Officer of the U.S. retail business for JPMIM and Silvio Tarca, Vice President of JPMIM. Mr. Spencer joined the firm in 1986 and previously headed the JPMIM European Equity Group and UK Equities for Fleming Investment Management. Mr. Tarca has been with the adviser since 2000. Prior to managing the Funds, he served as a quantitative analyst in the Emerging Markets Equity Group where he was responsible for researching and developing quantitative models supporting asset allocation, stock selection and portfolio construction. Prior to joining JPMIM, Mr. Tarca served as an information technology consultant for Accenture.

THE FUNDS' ADMINISTRATOR
JPMorgan Chase Bank (the "Administrator") provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to its customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class Shares held by investors serviced by the shareholder servicing agent.

The adviser and the distributor may each, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.

THE FUNDS' DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. (JPMFD) is the distributor for the Funds. JPMFD is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You do not pay any sales charge (sometimes called a load) when you buy Select Class Shares of a Fund. The price you pay for your shares is the net asset value per share of your class of the Fund (NAV). NAV is the value of everything a class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors in the class. Each Fund generally values its assets at their market prices but if market prices are unavailable or do not represent a security's value at the time of pricing, then each Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of its board of trustees. When fair value is used, the prices of securities used by each Fund to calculate its classes' NAV may differ from quoted or published prices for the same securities. In addition, each Fund has established a specified percentage rise or fall in the value of a designated benchmark index (the "Market Trigger") to indicate that a material event or condition has arisen affecting the value of its non-U.S. and non-Canadian equity securities since the close of the foreign exchange or market on which the portfolio security is traded. When such Market Trigger occurs fair value pricing will be supplied by an independent pricing service for all non-U.S. and non-Canadian equity securities held by the Fund unless the adviser determines that use of a Fund's fair valuation methodology is appropriate.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange (NYSE). You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. The JPMorgan Funds Service Center will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed application or other instructions in proper form.

You can buy shares in one of two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM
Tell your representative or firm which Funds you want to buy and he or she will contact us. Your representative or firm may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives or firms charge a single fee that covers all services. Your representative or firm may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete an application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price.

You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. The redemption of shares purchased through the JPMorgan Funds Service Center by check or an ACH transaction is subject to certain limitations. See Selling Fund Shares - General.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date. Any funds received in connection with late orders will be invested on the following business day.

MINIMUM INVESTMENT
Investors must buy a minimum $1,000,000 worth of Select Class Shares to open an account. An investor can combine purchases of Select Class Shares of the Funds and other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors. There are no minimum levels for subsequent purchases.

SELLING FUND SHARES
When you sell your shares you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Funds Service Center must receive your request before the close of regular trading on the NYSE.

We will need the names of the registered shareholders and your account number before we can sell your shares. Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Funds will make available to you the proceeds the next business day You will not be permitted to enter a redemption order for shares purchased by check or through an ACH transaction for 15 days or 7 business days, as the case may be, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared. Thereafter, a redemption order can be processed as otherwise described. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

You may sell your shares in one of two ways:

THROUGH YOUR FINANCIAL SERVICE FIRMS
Tell your firm which Funds you want to sell. They will send all necessary documents to the JPMorgan Funds Service Center. Your firm might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will send you a check or send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND
Although redemptions will generally be made in cash, each Fund reserves the right to make redemptions in securities as permitted by applicable law.

EXCHANGING FUND SHARES
You can exchange your Select Class Shares for shares of the same class in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-348-4782 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the minimum investment noted above for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

Each Fund may issue multiple classes of shares. This prospectus relates only to Select Class Shares of the Funds. Each class may have different requirements for who may invest. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions. The Intrepid Growth, Intrepid All Cap, and Intrepid Investor Funds generally distribute any net investment income at least annually. The Intrepid Value Fund generally distributes any net investment income at least quarterly. Net capital gains, if any, are distributed annually. A Fund may decide to make more or fewer distributions in a given year.

You have three options for your distributions. You may:

- reinvest all distributions in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income paid to a noncorporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by a Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, a Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the noncorporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Capital gain of a non-corporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by a Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.

POTENTIAL RISKS                  POTENTIAL REWARDS                POLICIES TO BALANCE RISK AND REWARD
--------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When a Fund buys securities    - The Funds can take advantage   - The Funds segregate liquid assets to offset
  before issue or for delayed      of attractive transaction        leverage risk
  delivery, it could be            opportunities
  exposed to leverage risk if
  it does not segregate liquid
  assets

SHORT-TERM TRADING
- Increased trading could        - The Funds could realize        - The Funds generally avoid short-term trading,
  raise a Fund's brokerage and     gains in a short period of       except to take advantage of attractive or
  related costs                    time                             unexpected opportunities or to meet demands
- Increased short-term capital   - The Funds could protect          generated by shareholder activity
  gains distributions could        against losses if a stock is
  raise shareholders' income       overvalued and its value
  tax liability                    later falls

DERIVATIVES
- Derivatives such as futures,   - Hedges that correlate well     - The Funds use derivatives, such as futures,
  options, swaps, and forward      with underlying positions        options, swaps, and forward foreign currency
  foreign currency                 can reduce or eliminate          contracts, for hedging and for risk management
  contracts(1) that are used       losses at low cost               (i.e., to establish or adjust exposure to
  for hedging the portfolio or   - The Funds could make money       particular securities, markets or currencies);
  specific securities may not      and protect against losses       risk management may include management of the
  fully offset the underlying      if the investment analysis       Funds' exposure relative to its benchmark. The
  positions and this could         proves correct                   Funds may also use derivatives to increase their
  result in losses to a Fund     - Derivatives that involve         gains.
  that would not have              leverage could generate        - A Fund only establishes hedges that it expects
  otherwise occurred               substantial gains at low         will be highly correlated with underlying
- Derivatives used for risk        cost                             positions
  management or to increase a                                     - While the Funds may use derivatives that
  Fund's gain may not have the                                      incidentally involve leverage, they do not use
  intended effects and may                                          them for the specific purpose of leveraging
  result in losses or missed                                        their portfolios
  opportunities
- The counterparty to a
  derivatives contract could
  default
- Derivatives that involve
  leverage could magnify
  losses
- Certain types of derivatives
  involve costs to a Fund
  which can reduce returns
- Derivatives may, for tax
  purposes, affect the
  character of gain and loss
  realized by a Fund,
  accelerate recognition of
  income to a Fund, affect the
  holding period of the Fund's
  assets and defer recognition
  of certain of a Fund's
  losses.

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                  POTENTIAL REWARDS                POLICIES TO BALANCE RISK AND REWARD
--------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING
- When a Fund lends a            - The Funds may enhance income   - The adviser maintains a list of approved
  security, there is a risk        Through the investment of        borrowers
  that the loaned security may     the Collateral received from   - The Funds receive collateral equal to at least
  not be returned if the           the Borrower                     100% of the current value of securities loaned
  borrower or the lending                                         - The lending agent indemnifies the Funds against
  agent defaults                                                    borrower default
- The collateral will be                                          - The adviser's collateral investment guidelines
  subject to the risks of the                                       limit the quality and duration of collateral
  securities in which it is                                         investment to minimize losses
  invested                                                        - Upon recall, the borrower must return the
                                                                    securities loaned within the normal settlement
                                                                    period

MARKET CONDITIONS
- Each Fund's share price and    - Stocks have generally          - Under normal circumstances each Fund plans to
  performance will fluctuate       outperformed more stable         remain invested in accordance with its policies.
  in response to stock market      investments (such as bonds       Equity investments may include common stocks,
  movements                        and cash equivalents) over       convertible securities, preferred stocks,
- Adverse market conditions or     the long term                    depositary receipts (such as ADRs and EDRs),
  other unusual circumstances                                       trust or partnership interests, REIT interests,
  may from time to time cause                                       warrants, rights and investment company
  a Fund to take temporary                                          securities
  defensive positions that are                                    - Each Fund seeks to limit risk and enhance
  inconsistent with its                                             performance through active management
  principal investment                                            - During periods of adverse market conditions or
  strategies and may hinder                                         other unusual circumstances, each Fund has the
  the Fund from achieving its                                       option of investing up to 100% of assets in U.S.
  investment objective                                              government securities

MANAGEMENT CHOICES
- A Fund could underperform      - A Fund could outperform its    - The adviser focuses its active management on
  its benchmark due to its         benchmark due to these same      securities selection, the area where it believes
  securities choices and other     choices                          its commitment to research can most enhance
  management decisions                                              returns

ILLIQUID HOLDINGS
- Each Fund could have           - These holdings may offer       - No Fund may invest more than 15% of net assets
  difficulty valuing these         more attractive yields or        in illiquid holdings
  holdings precisely               potential growth than          - To maintain adequate liquidity to meet
- Each Fund could be unable to     comparable widely traded         redemptions, and for temporary or extraordinary
  sell these holdings at the       securities                       purposes, each Fund may hold high quality
  time or price it desires                                          short-term securities and may borrow from banks
                                                                    up to 33 1/3% of the value of its total assets

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including, certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.


           The Funds' Investment Company Act File Nos. are as follows:

           JPMorgan Intrepid Growth Fund                  811-21295
           JPMorgan Intrepid Value Fund                   811-21295
           JPMorgan Intrepid All Cap Fund                 811-21295
           JPMorgan Intrepid Investor Fund                811-21295

          (C) J.P. Morgan Chase & Co. All Rights Reserved. October 2003


                                                                PR-ITREPID-1003